SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
(NO. 333-111362)
UNDER THE SECURITIES ACT OF 1933
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Pre-Effective Amendment No.
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Post-Effective Amendment No. 37
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and
REGISTRATION STATEMENT
(NO. 811-21478)
UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 38
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VANGUARD CMT FUNDS
(Exact Name of Registrant as Specified in Declaration of Trust)

P.O. Box 2600, Valley Forge, PA 19482
(Address of Principal Executive Office)
Registrant’s Telephone Number (610) 669-1000
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
It is proposed that this filing will become effective (check appropriate box)
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immediately upon filing pursuant to paragraph (b)
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on June 5, 2024, pursuant to paragraph (b)
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60 days after filing pursuant to paragraph (a)(1)
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on (date) pursuant to paragraph (a)(1)
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75 days after filing pursuant to paragraph (a)(2)
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on (date) pursuant to paragraph (a)(2) of rule 485 If appropriate, check the following box:
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This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 37 under the Securities Act of 1933, as amended (the "Securities Act") (Amendment No. 38 under the Investment Company Act of 1940, as amended (the "1940 Act")) to the registration statement on Form N-1A (the "Registration Statement") of Vanguard CMT Funds (the "Trust") is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until June 5, 2024, the pending effective date of the Trust's 36th Post-Effective Amendment.

For background, Post-Effective Amendment No. 36 was filed under Rule 485(a)(1) on March 19, 2024, in connection with the conversion of (1) Vanguard Market Liquidity Fund from a prime institutional money market fund to a government money market fund and (2) Vanguard Municipal Cash Management Fund from a municipal money market fund to a municipal short term bond fund, to be named Vanguard Municipal Low Duration Fund. Post-Effective Amendment No. 36 would have become effective on May 20, 2024.

This Post-Effective Amendment No. 37 incorporates by reference the information contained in Parts A, B, and C of Post-Effective Amendment No. 36 to the Registrant's Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it meets all requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on the 14th day of May, 2024.

VANGUARD CMT FUNDS

BY: /s/ Mortimer J. Buckley*

Mortimer J. Buckley

Chairman and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date
/s/ Mortimer J. Buckley*	Chairman and Chief Executive Officer	May 14, 2024

Mortimer J. Buckley
/s/ Tara Bunch*	Trustee	May 14, 2024

Tara Bunch
/s/ Emerson U. Fullwood*	Trustee	May 14, 2024

Emerson U. Fullwood
/s/ F. Joseph Loughrey*	Trustee	May 14, 2024

F. Joseph Loughrey
/s/ Mark Loughridge*	Trustee	May 14, 2024

Mark Loughridge
/s/ Scott C. Malpass*	Trustee	May 14, 2024

Scott C. Malpass
/s/ Lubos Pastor*	Trustee	May 14, 2024

Lubos Pastor
/s/ André F. Perold*	Trustee	May 14, 2024

André F. Perold
/s/ Sarah Bloom Raskin*	Trustee	May 14, 2024

Sarah Bloom Raskin
/s/ Grant Reid*	Trustee	May 14, 2024

Grant Reid
/s/ David Thomas*	Trustee	May 14, 2024

David Thomas

Signature	Title	Date
/s/ Peter F. Volanakis*	Trustee	May 14, 2024

Peter F. Volanakis
/s/ Christine Buchanan*	Chief Financial Officer	May 14, 2024

Christine Buchanan

*By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 11, 2024 (see File Number 33-34494); a Power of Attorney filed on July 21, 2023 (see File Number 33-53683); and a Power of Attorney filed on March 29, 2023 (see File Number 2-11444), each Incorporated by Reference.